Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Note 16: Earnings per share

	Half-year to 30 Jun 2026 £m	Half-year to 30 Jun 2025 £m	Half-year to 31 Dec 2025 £m

Profit attributable to ordinary shareholders – basic and diluted	2,836	2,274	1,922

	Half-year to 30 Jun 2026 million	Half-year to 30 Jun 2025 million	Half-year to 31 Dec 2025 million

Weighted average number of ordinary shares in issue – basic	58,504	60,320	59,272
Adjustment for share options and awards	730	739	717
Weighted average number of ordinary shares in issue – diluted	59,234	61,059	59,989

Basic earnings per share	4.8p	3.8p	3.2p
Diluted earnings per share	4.8p	3.7p	3.2p
Basic earnings per share are calculated by dividing the profit or loss attributable to ordinary shareholders by the weighted average number of ordinary shares in issue during the year, which has been calculated after deducting ordinary shares representing the Group’s holdings of own shares in respect of employee share schemes.
For the calculation of diluted earnings per share the weighted average number of ordinary shares in issue is adjusted to assume conversion of all dilutive potential ordinary shares that arise in respect of share options and awards granted to employees. The number of shares that could have been acquired at the annual average price of the Company’s shares based on the monetary value of the subscription rights attached to outstanding share options and awards is determined. This is deducted from the number of shares issuable under such options and awards to leave a residual bonus amount of shares which are added to the weighted average number of ordinary shares in issue, but no adjustment is made to the profit or loss attributable to ordinary shareholders.